Segment Reporting, Geographic and Significant Customer Information - Schedule of Sets Forth Reporting Property and Equipment Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 1,252	$ 1,513
Israel [Member]
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	933	1,084
United States [Member]
Schedule of Sets Forth Reporting Property and Equipment Information [Line Items]
Total	$ 319	$ 429